JUNE 26, 1997

                             Growth Stock Fund
                          Aggressive Growth Fund

    Supplement to Statement of Additional Information Dated
                           August 29, 1996


     The following replaces average annual total return figures in the section of the Statement of Additional Information entitled Average Annual Total Return under Calculation of
Performance Data:

                         Average Annual Total Return

Growth Stock Fund(2)

          Class A                  Class A
            Shares                 Shares
          (at offer)              (at NAV)

1 year
ended
4/30/96   19.06%                   24.98%

3 years
ended
4/30/96   11.48%                   13.31%

5 years
ended
4/30/96   11.74%                   12.84%

10 years
ended
4/30/96   12.70%                   13.25%

Period
8/1/85(1)
through
4/30/96   14.96%                   15.48%


(1)  Date of initial public offering.

(2)  Reflects voluntary waivers in effect during the period(s).


                Average Annual Total Return

Aggressive Growth Fund(2)
                                     Class C            Class C
       Class A     Class A           Shares             Shares
       Shares      Shares            (including
(excluding
       (at offer)  (at NAV)           CDSC)             CDSC)
1 year                       1 year
ended                        ended
4/30/96     24.78%  31.02%   4/30/96  28.83%            29.83%

Period                       Period
5/16/94(1)                   5/20/94(1)
through                      through
4/30/96    14.23%   17.11%   4/30/96  16.32%            16.32%



(1)  Date of initial public offering.

(2)  Reflects voluntary waivers in effect during the period(s).



     The following replaces cumulative total return figures in the section of the Statement of Additional Information entitled
Cumulative Total Return under Calculation of Performance Data:

                        Cumulative Total Return(1)

Growth Stock Fund(2)

                                      Class B     Class B
            Class A                   Shares       Shares
            Shares                   (including     (excluding
          (at offer)                   CDSC)        CDSC)
3 months                3 months
ended                   ended
4/30/96   (0.21%)       4/30/96       0.56%        4.56%

6 months                6 months
ended                   ended
4/30/96    6.11%        4/30/96       6.94%       10.94%

                        Period
9 months                9/8/95(1)
ended                   through
4/30/96   10.05%        4/30/96      10.32%       14.32%

1 year
ended
4/30/96   19.06%

3 years
ended
4/30/96   38.56%

5 years
ended
4/30/96   74.19%

10 years
ended
4/30/96  230.58%

Period
8/1/85(1)
through
4/30/96  347.28%


(1)  Date of initial public offering.

(2)  Reflects voluntary waivers in effect during the period(s).



                        Cumulative Total Return(1)

Growth Stock Fund(2)

               Class C    Class C
               Shares     Shares
             (including   excluding
               CDSC)       CDSC)
3 months
ended
4/30/96      3.60%         4.60%

6 months
ended
4/30/96      9.99%        10.99%

Period
10/21/95(1)
through
4/30/96      8.66%         9.66%

(1)  Date of initial public offering.

(2)  Reflects voluntary waivers in effect during the period(s).



                          Cumulative Total Return
Aggressive Growth Fund

                                     Class B     Class B
              Class A                 Shares      Shares
              Shares                (including  (excluding
             (at offer)                CDSC)       CDSC)

                           Period
3 months                   4/16/96(1)
ended                      through
4/30/96      6.26%(2)      4/30/96    5.66%         9.66%

6 months
ended
4/30/96      6.20%(2)

9 months
ended
4/30/96      6.04%(2)

1 year
ended
4/30/96     24.78%(2)

Period
5/16/94(1)
through
4/30/96     29.77%(2)

(1)  Date of initial public offering.

(2)  Reflects voluntary waivers in effect during the period(s).


                          Cumulative Total Return

Aggressive Growth Fund(2)

                      Class C             Class C
                       Shares             Shares
                     (including         (excluding
                       CDSC)               CDSC)

3 months
ended
4/30/96             10.32%(2)             11.32%(2)

6 months
ended
4/30/96             10.13%(2)             11.13%(2)

9 months
ended
4/30/96              9.67%(2)             10.67%(2)

1 year
ended
4/30/96             28.83%(2)             29.83%(2)

Period
5/20/94(1)
through
4/30/96             34.25%(2)             34.25%(2)

(1)  Date of initial public offering.

(2)  Reflects voluntary waivers in effect during the period(s).